Borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Borrowings
36	BORROWINGS

	2020	2019
	RMB million	RMB million
Non-current
Long-term bank borrowings
– secured (note (a))	8,638	2,995
– unsecured	4,526	828
Guaranteed bonds (note (b))	9,585	12,784
Unsecured bonds (note (b))	7,996	9,997

	30,745	26,604

Current
Current portion of long-term bank borrowings
– secured (note (a))	1,498	939
– unsecured	28	1,009
Current portion of guaranteed bonds (note (b))	3,158	2,585
Current portion of unsecured bonds (note (b))	4,000	—
Short-term bank borrowings
– unsecured	21,966	2,200
Short-term debentures (note (c))	26,500	18,500

	57,150	25,233

	87,895	51,837

The borrowings are repayable as follows:

	2020	2019
	RMB million	RMB million
Within one year	57,149	25,233
In the second year	5,936	8,104
In the third to fifth years, inclusive	17,680	14,821
After the fifth year	7,130	3,679

	87,895	51,837

Notes:

(a)	As at December 31, 2020, the secured bank borrowings of the Group were secured by the related aircrafts with a net carrying amount of RMB17,515 million (2019: RMB7,243 million) (Note 16).

(b)	Detailed borrowings from banks are listed below:

	Issue date	Principal	Notes		Interest rate
Ten-year guaranteed bonds	2013/03/18	RMB4.8 billion	(i	)	5.05%
Five-year medium-term bonds	2016/07/13	RMB4 billion	(ii	)	3.39%
Ten-year corporate bonds	2016/10/24	RMB1.5 billion	(iii	)	3.03%
Ten-year corporate bonds	2016/10/24	RMB1.5 billion	(iii	)	3.30%
Three-year credit enhanced bonds	2018/03/16	JPY10 billion	(iv	)	0.33%
Three-year credit enhanced bonds	2018/03/16	JPY20 billion	(v	)	0.64%
Three-year credit enhanced bonds	2018/03/16	JPY20 billion	(vi	)	0.64%
Three-year medium-term bonds	2019/03/05	RMB3 billion	(vii	)	3.70%
Five-year corporate bonds	2019/08/19	RMB3 billion	(viii	)	3.60%
Three-year corporate bonds	2019/12/06	KRW300 billion	(ix	)	2.40%
Three-year corporate bonds	2020/04/24	RMB2 billion	(x	)	2.39%
(i) On March 18, 2013, the Company issued
ten-year
guaranteed bonds with a principal amount of RMB4.8 billion at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 5.05% per annum, which is payable annually. The principal of the bonds will mature and become repayable on March 18, 2023. CEA Holding has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds (Note 45(d)).
(ii) On July 13, 2016, the Company issued five-year medium-term bonds with a principal amount of RMB4 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 3.39% per annum, which is payable annually. The principal of the bonds will mature and become repayable on July 14, 2021.
(iii) On October 24, 2016, the Company issued
ten-year
corporate bonds with a total principal amount of RMB3 billion, of which bonds of RMB1.5 billion bear interest at the rate of 3.03% per annum and the remaining bonds of RMB1.5 billion bear interest at the rate of 3.30% per annum. The bonds interest is payable annually. The principal of the bonds will mature and become repayable on October 24, 2026. CEA Holding has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds (Note 45(d)).
(iv) On March 16, 2018, the Company issued three-year credit enhanced bonds with a total principal amount of JPY10 billion, The bonds bear interest at the rate of 0.33% per annum, which is payable semi-annually. The principal of the bonds will mature and become repayable on March 16, 2021. Sumitomo Mitsui Banking Corporation (Hong Kong) has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds.
(v) On March 16, 2018, the Company issued three-year credit enhanced bonds with a total principal amount of JPY20 billion, The bonds bear interest at the rate of 0.64% per annum, which is payable semi-annually. The principal of the bonds will mature and become repayable on March 16, 2021. The bonds are secured by a standby letter of credit issued by Bank of China Limited acting through its Tokyo Branch.
(vi) On March 16, 2018, the Company issued three-year credit enhanced bonds with a total principal amount of JPY20 billion. The bonds bear interest at the rate of 0.64% per annum, which is payable semi-annually. The principal of the bonds will mature and become repayable on March 16, 2021. The bonds are secured by a standby letter of credit issued by Industrial and Commercial Bank of China Limited acting through its Shanghai Municipal Branch.
(vii) On March 5, 2019, the Company issued three-year medium-term bonds with a principal amount of RMB3 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 3.70% per annum, which is payable annually. The principal of the bonds will mature and become repayable on March 7, 2022.
(viii) On August 19, 2019, the Company issued five-year corporate bonds with a total principal amount of RMB3 billion. The bonds bear interest at the rate of 3.60% per annum, which is payable annually. The principal of the bonds will mature and become repayable on August 20, 2024.
(ix) On December 6, 2019, Eastern Air Overseas issued three-year corporate bonds with a principal amount of KRW300 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 2.40% per annum, which is payable annually. The principal of the bonds will mature and become repayable on December 6, 2022. The Company has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds.
(x) On April 24, 2020, the Company issued three-year corporate bonds with a total principal amount of RMB2 billion. The bonds bear interest at the rate of 2.39% per annum, which is payable annually. The principal of the bonds will mature and become repayable on April 28, 2023.

(c)	Detailed short-term debentures are listed below:

	Issue date	Maturity date	Principal	Interest rate
2020 22nd Short-term debentures	2020/06/04	2021/03/01	RMB2 billion	1.45%
2020 25th Short-term debentures	2020/07/15	2021/01/11	RMB3 billion	1.60%
2020 26th Short-term debentures	2020/07/20	2021/01/15	RMB3 billion	1.65%
2020 27th Short-term debentures	2020/08/04	2021/01/29	RMB3 billion	1.60%
2020 28th Short-term debentures	2020/08/10	2021/02/05	RMB2.5 billion	1.70%
2020 30th Short-term debentures	2020/10/27	2021/01/26	RMB3 billion	1.98%
2020 31st Short-term debentures	2020/10/28	2021/01/27	RMB3 billion	2.00%
2020 32nd Short-term debentures	2020/11/18	2021/01/19	RMB5 billion	1.80%
2020 33rd Short-term debentures	2020/12/01	2021/06/01	RMB2 billion	2.40%
The terms of the long-term borrowings and bonds were summarized as follows:

	Interest rate and final maturities	2020	2019
		RMB million	RMB million
Long-term bank borrowings
RMB denominated	Interest rates ranging from 2.40% to 4.21% with final maturities through 2045 (2019: 2.65% to 3.92%)	11,651	1,828
USD denominated	Interest rates ranging from 6-month LIBOR +0.70% to 6-month LIBOR +0.85% with final maturities through 2022 (2019: 6-month LIBOR +0.70% to 6-month LIBOR +1.65%)	375	870
EUR denominated	Interest rates at 3-month EURIBOR +0.5% with final maturities through 2026 (2019: 3 months EURIBOR +0.5%)	2,664	3,073

Guaranteed bonds
RMB denominated	Interest rates ranging from 3.03% to 5.05% with final maturities through 2026 (2019: 3.03% to 5.05%)	7,798	7,796
SGD denominated	Interest rate at 2.80% with final maturities through 2020	—	2,585
JPY denominated	Interest rates ranging from 0.33% to 0.64% with final maturities through 2021 (2019: 0.33% to 0.64%)	3,158	3,197
KRW denominated	Interest rate at 2.40% with final maturities through 2022 (2019: 2.40%)	1,787	1,791

Unsecured bonds
RMB denominated	Interest rates ranging from 2.39% to 3.70% with final maturities through 2024 (2019: from 3.39% to 3.70%)	11,996	9,997

		39,429	31,137

Short-term borrowings of the Group are repayable within one year. As at December 31, 2020, the interest rates relating to such borrowings were 1.21% to 3.30% (2019: 3.30% per annum).